Expense Example, No Redemption - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor International Discovery Fund - Class A
Expense Example, No Redemption:
1 Year	$ 659
3 Years	837
5 Years	1,029
10 Years	1,586
Fidelity Advisor International Discovery Fund - Class C
Expense Example, No Redemption:
1 Year	165
3 Years	511
5 Years	881
10 Years	1,721
Fidelity Advisor International Discovery Fund - Class M
Expense Example, No Redemption:
1 Year	460
3 Years	694
5 Years	945
10 Years	1,665
Fidelity Advisor International Discovery Fund - Class I
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	762
Fidelity Advisor International Discovery Fund - Class Z
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	$ 628